SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares
Statement [Line Items]
Gross proceeds on cash commission			$ 523,000		$ 148,000
Net proceeds			18,497,000		$ 4,792,000
Fair value of the RSUs vested, share-based payments			1,028,000	$ 701,000
Fair value of stock options granted, share-based payments			$ 362,000	361,000
Common shares issued | shares	1,030,362,000		1,030,362,000
Restricted Share Units | shares			0		1,481,000,000
weighted average fair value per share | $ / shares						$ 1.64
Share-based payments	$ 277,000	$ 692,000	$ 1,391,000	$ 1,062,000
Share Capital Two [Member]
Statement [Line Items]
Gross proceeds on cash commission			$ 237,000		$ 28,000
Common shares issued | shares	264,000,000		264,000,000		48,000,000	48,000,000
Exercise of warrants | shares	264,000,000		264,000,000		48,000,000	48,000,000
Share-based payments			$ 364,000		$ 43,000
Fair value upon issuance of warrants			$ 127,000		15,000
Share Capital One [Member]
Statement [Line Items]
Gross proceeds on cash commission					$ 300,000
Common shares issued | shares					464,122,000	464,122,000
Exercise of warrants | shares					464,122,000	464,122,000
Realized loss on exercise of warrants					$ 116,000
Share-based payments					416,000
Capitalized to exploration and evaluation assets					$ 0	$ 0
Cantor Fitzgerald Canada Corporate [Member]
Statement [Line Items]
Common shares issued for services | shares					675,145,000
Share Capital [Member]
Statement [Line Items]
Gross proceeds on cash commission					$ 3,356,000
Common shares issued | shares	10,050,000,000		10,050,000,000		4,195,072,000	4,195,072,000
Cash commission, percent			2.75%		3.00%
Exercise of warrants | shares	1,030,362,000		1,030,362,000		4,195,072,000	4,195,072,000
Realized loss on exercise of warrants			$ 1,111,000		$ 2,733,000
Common stock, shares issued during period upon exercise of RSUs, shares | shares			1,330,167,000
Common stock upon exercise of RSUs, value			$ 1,278,000
Market offering under prospectus supplements, shares | shares					6,730,054,000
Market offering under prospectus supplements, amount			19,020,000		$ 4,940,000
Additional share issuance cost			388,000		106,000
Share-based payments			1,911,000		6,112,000
Proceeds from excercise of warrants			$ 824,000
Foreign exchange amount					$ 69,000
Share Capital Three [Member]
Statement [Line Items]
Common shares issued | shares					863,901,000	863,901,000
Share capital, amount					$ 650,000
Share Capital And Share-Based Payment [Member]
Statement [Line Items]
Capitalized to exploration and evaluation assets					$ 0	$ 0